Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000149725
Account Value [Line Items]
Line Graph and Table Measure Name			MetLife Core Plus Fund, I Class Shares
Accumulated Value		$ 5,000,000		$ 5,265,825	$ 5,393,993	$ 5,300,816	$ 5,904,360	$ 6,268,913	$ 6,287,435	$ 5,225,909	$ 5,235,797	$ 5,838,609	$ 6,223,516
C000149726
Account Value [Line Items]
Line Graph and Table Measure Name			MetLife Core Plus Fund, R Class Shares
Accumulated Value		5,000,000		5,265,484	5,377,625	5,279,193	5,651,579	5,773,256	5,815,998	4,829,658	4,756,458	5,157,223	5,288,332
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		5,000,000		5,218,525	5,265,611	5,157,485	5,751,077	6,106,914	6,077,723	5,124,584	5,142,825	5,685,201	6,035,360
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		$ 5,000,000		$ 5,218,525	$ 5,265,611	$ 5,157,485	$ 5,751,077	$ 6,106,914	$ 6,077,723	$ 5,124,584	$ 5,142,825	$ 5,685,201	$ 6,035,360

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.